UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2010

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  May 14, 2010

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 51
Form 13 F Information Table Value Total: 203,543

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      830     9932 SH       SOLE                     9932
AT&T Corp New                  COM              00206r102      603    23340 SH       SOLE                    23340
Abbott Laboratories            COM              002824100     4759    90345 SH       SOLE                    90345
Agilent Technologies Inc       COM              00846U101     4926   143230 SH       SOLE                   143230
BP PLC - Spons ADR             COM              055622104     8135   142553 SH       SOLE                   142553
Barrick Gold Corp              COM              067901108     3162    82475 SH       SOLE                    82475
Baxter International Inc       COM              071813109     5017    86210 SH       SOLE                    86210
Berkshire Hathaway Inc - Class COM              084670702      516     6350 SH       SOLE                     6350
Berkshire Hathaway Inc-CL A    COM              084670108      365        3 SH       SOLE                        3
Bristol-Myers Squibb Co        COM              110122108     8740   327339 SH       SOLE                   327339
CVS/Caremark Corp              COM              126650100     2276    62250 SH       SOLE                    62250
Central Fund Canada CL A       COM              153501101     5266   376115 SH       SOLE                   376115
Central Gold Trust             COM              153546106     4532   102425 SH       SOLE                   102425
Chubb Corporation              COM              171232101      229     4424 SH       SOLE                     4424
Cisco Systems Inc              COM              17275R102      232     8925 SH       SOLE                     8925
Coca-Cola Co                   COM              191216100      677    12305 SH       SOLE                    12305
ConocoPhillips                 COM              20825C104     1643    32103 SH       SOLE                    32103
DuPont E I de Nemours & Co     COM              263534109     2178    58488 SH       SOLE                    58488
Emerson Electric Co            COM              291011104      357     7085 SH       SOLE                     7085
Exxon Mobil Corporation        COM              30231G102     1305    19476 SH       SOLE                    19476
Fluor Corp                     COM              343412102     3227    69380 SH       SOLE                    69380
Foster Wheeler AG              COM              H27178104     3040   112025 SH       SOLE                   112025
General Electric Co            COM              369604103     3106   170663 SH       SOLE                   170663
Goodyear Tire & Rubber Co      COM              382550101     3568   282300 SH       SOLE                   282300
Helmerich & Payne              COM              423452101     3990   104775 SH       SOLE                   104775
Hewlett Packard Co             COM              428236103    39275   738954 SH       SOLE                   738954
Home Depot Inc                 COM              437076102     5289   163500 SH       SOLE                   163500
Intel Corp                     COM              458140100      653    29314 SH       SOLE                    29314
International Business Machine COM              459200101     6872    53579 SH       SOLE                    53579
Johnson & Johnson              COM              478160104      964    14781 SH       SOLE                    14781
Lilly Eli & Co                 COM              532457108     3897   107595 SH       SOLE                   107595
Market Vectors Agribusiness    COM              57060u605     5933   131555 SH       SOLE                   131555
Merck & Co. Inc                COM              58933Y105      633    16961 SH       SOLE                    16961
Millipore Corp                 COM              601073109      211     2000 SH       SOLE                     2000
NSTAR                          COM              67019E107     4126   116500 SH       SOLE                   116500
National Penn Bancshares Inc   COM              637138108      161    23329 SH       SOLE                    23329
Newmont Mining Corp            COM              651639106     6966   136777 SH       SOLE                   136777
Nokia Corp                     COM              654902204     4825   310510 SH       SOLE                   310510
Northrop Grumman Corp          COM              666807102     5265    80295 SH       SOLE                    80295
Penn West Energy Trust         COM              707885109     8414   398375 SH       SOLE                   398375
Procter & Gamble Co            COM              742718109     1274    20131 SH       SOLE                    20131
TECO Energy Inc                COM              872375100     6396   402545 SH       SOLE                   402545
Travelers Cos Inc              COM              89417E109     6453   119640 SH       SOLE                   119640
Union Pacific Corp             COM              907818108      271     3700 SH       SOLE                     3700
Verigy Ltd                     COM              y93691106      216    19282 SH       SOLE                    19282
Verizon Communications         COM              92343V104     7104   229014 SH       SOLE                   229014
Wal-Mart Stores Inc            COM              931142103      428     7705 SH       SOLE                     7705
Wilmington Trust Corporation   COM              971807102      366    22100 SH       SOLE                    22100
Windstream Corporation         COM              97381W104     7789   715250 SH       SOLE                   715250
Xcel Energy Inc                COM              98389B100     6627   312610 SH       SOLE                   312610
Vanguard Utilities ETF                          92204A876      452 7185.0000SH       SOLE                7185.0000